Other Non-financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
OTHER NON-FINANCIAL ASSETS AND LIABILITIES
Schedule of other non-financial assets

	Current			Non-current
	12-31-2025	12-31-2024	01-01-2024	12-31-2025	12-31-2024	01-01-2024
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Value-added tax fiscal credit and other taxes	101,937	77,666	47,545	3,123	120,348	238,868
Prepaid expenses	62,901	71,499	63,491	—	—	—
Water right credits	—	—	—	—	18,285	16,440
Spare-parts with a consumption schedule of more than 12 months	—	—	—	8,311	7,468	9,576
Guarantee deposits	—	—	—	2,420	1,779	4,507
Other	7,717	4,543	3,540	632	1,246	2,401
Total	172,555	153,708	114,576	14,486	149,126	271,792

Schedule of other non-financial liabilities

	Current			Non-current
	12-31-2025	12-31-2024	01-01-2024	12-31-2025	12-31-2024	01-01-2024
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Value-added tax fiscal credit and other taxes	32,269	32,026	22,416	—	—	—
Deferred revenue from energy sales (1)	13,983	17,092	15,428	15,103	36,593	59,613
Deferred revenue from transfer of networks	5,822	7,105	2,226	—	—	—
Deferred revenue from retail businesses	113	6,850	5,468	—	—	—
Deferred revenue from other services	7,028	279	1,681	18	19	—
Deferred revenue from connections	279	253	476	—	—	—
Deferred revenue from lighting services	3,827	125	548	—	—	-
Reimbursable financial contributions	217	168	137	577	774	1,063
Other	72	66	—	326	359	-
Total	63,610	63,964	48,380	16,024	37,745	60,676
(1)	Prepaid income related to energy sales contracts.